                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006

Check here if Amendment [   ]; Amendment Number:
                                                ----------------
   This Amendment (Check only one):             [   ] is a restatement.
                                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Bedford Oak Advisors, LLC
Address:          100 South Bedford Road
                  Mt. Kisco, New York 10549

Form 13F File Number:  28-05209

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Harvey P. Eisen
Title:            Chairman
Phone:            (914) 242-5730

Signature, Place, and Date of Signing:

    /s/ Harvey P. Eisen        Mt. Kisco, New York           May 12, 2006
----------------------------   -------------------        --------------------
        [Signature]              [City, State]                 [Date]


Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section]

         None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                              1*
                                                        -------------

Form 13F Information Table Entry Total:                        78
                                                        -------------

Form 13F Information Table Value Total:                     $61,478
                                                        -------------
                                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.                        Form 13F File Number               Name

    1                          28-05211                     Harvey P. Eisen
   ---                         --------                     ---------------

* Mr. Eisen is the Investment Manager to Bedford Oak Advisors, LLC, which has investment discretion over the investment portfolios reported herein.

                                                       MARKET     SHARE/
                                 TITLE OF              VALUE       PRN      SHARE/ PUT/
NAME OF ISSUER                    CLASS    CUSIP       (USD)      AMOUNT    PRN    CALL     TO BE COMPLETED BY INVESTMENT MANAGER
--------------                   -------- ---------   ---------  --------  -----  ----- -------------------------------------------
                                                                                          INVESTMENT     OTHER   VOTING AUTHORITY
                                                                                          DISCRETION   MANAGERS SOLE   SHARED  NONE
                                                                                        ------------   -------- ----  -------- ----
AFLAC INCORPORATED                 COM    001055102    226,000     5,000     SH         Shared-Defined     1            5,000
ABAXIS INC                         COM    002567105    34,000      1,500     SH         Shared-Defined     1            1,500
ADVANCED MEDICAL OPTICS, INC.      COM    00763M108    536,000     11,500    SH         Shared-Defined     1            11,500
ALCAN INC.                         COM    013716105    69,000      1,500     SH         Shared-Defined     1            1,500
AMERICAN COMMERCIAL LINES INC.     COM    025195207   2,360,000    50,000    SH         Shared-Defined     1            50,000
AMER INTL GROUP INC.               COM    026874107   1,983,000    30,000    SH         Shared-Defined     1            30,000
AMYLIN PHARMACEUTICALS INC.        COM    032346108    587,000     12,000    SH         Shared-Defined     1            12,000
ARCHER DANIELS MIDLAND CO.         COM    039483102    67,000      2,000     SH         Shared-Defined     1            2,000
BANCO SANTANDER CENTRAL
  HISPANO SA SPON ADR              COM    05964H105    263,000     18,000    SH         Shared-Defined     1            18,000
BANK OF AMERICA CORP.              COM    060505104    455,000     10,000    SH         Shared-Defined     1            10,000
PUT/BAC(BACQI) @ 45
  EXP05/20/2006                    PUT    060505104     6,000       100      SH    PUT  Shared-Defined     1             100
PUT/BK(BKPZ) @ 32.5
  EXP04/22/2006                    PUT    064057102     4,000       500      SH    PUT  Shared-Defined     1             500
BIOGEN IDEC INC.                   COM    09062X103    942,000     20,000    SH         Shared-Defined     1            20,000
PUT/BIIB(IDKPJ) @ 50
  EXP04/22/2006                    PUT    09062X103    61,000       200      SH    PUT  Shared-Defined     1             200
BURLINGTON NORTHERN
  SANTA FE CORP                    COM    12189T104    917,000     11,000    SH         Shared-Defined     1            11,000
CADIZ INC.                         COM    127537207  15,182,000   870,000    SH         Shared-Defined     1           870,000
CAPITALSOURCE                      COM    14055X102    622,000     25,000    SH         Shared-Defined     1            25,000
CISCO SYSTEMS, INC.                COM    17275R102    217,000     10,000    SH         Shared-Defined     1            10,000
PUT/CSCO(CYQPD) @ 20
  EXP04/22/2006                    PUT    17275R102     4,000       500      SH    PUT  Shared-Defined     1             500
COMPUTER NETWORK TECH
  CORP 3.00000000 02/15/2007
  SER: B CONV AF                   CNV    204925AC5    243,000    250,000   PRN         Shared-Defined     1           250,000
CONTINUCARE CORPORATION            COM    212172100   2,074,000   768,200    SH         Shared-Defined     1           768,200
COSTCO WHOLESALE CORPORATION       COM    22160K105    542,000     10,000    SH         Shared-Defined     1            10,000
PUT/COST(PRQPA)
  @ 52.5 EXP04/22/2006             PUT    22160K105    13,000       500      SH    PUT  Shared-Defined     1             500
CROWN MEDIA HLDGS INC. CLASS A     COM    228411104    634,000    100,000    SH         Shared-Defined     1           100,000
DENNY'S CORPORATION                COM    24869P104    476,000    100,000    SH         Shared-Defined     1           100,000
PUT/DEO(DEOPL) @ 60
  EXP04/22/2006                    PUT    25243Q205     8,000       200      SH    PUT  Shared-Defined     1             200
WALT DISNEY COMPANY (THE) CMN      COM    254687106    139,000     5,000     SH         Shared-Defined     1            5,000
PUT/DIS(DISPX) @ 22.5
  EXP04/22/2006                    PUT    254687106    15,000      1,000     SH    PUT  Shared-Defined     1            1,000
PUT/DIS(DISPE) @ 25
  EXP04/22/2006                    PUT    254687106    15,000      2,000     SH    PUT  Shared-Defined     1            2,000
ELAN CORP PLC (ADR)                COM    284131208    72,000      5,000     SH         Shared-Defined     1            5,000
EPOCH HOLDING CORP                 COM    29428R103   4,800,000  1,000,000   SH         Shared-Defined     1          1,000,000
FLAMEL TECHNOLOGIES SPON ADR
  SPONSORED ADR CMN                COM    338488109    571,000     27,000    SH         Shared-Defined     1            27,000
PUT/FLML(FLUPD) @ 20
  EXP04/22/2006                    PUT    338488109    12,000       300      SH    PUT  Shared-Defined     1             300
GP STRATEGIES CORP                 COM    36225V104   2,496,000   352,518    SH         Shared-Defined     1           352,518
GSE SYSTEMS INC.                   COM    36227K106     1,000       666      SH         Shared-Defined     1             666
GREATER BAY BANCORP                COM    391648102   2,081,000    75,000    SH         Shared-Defined     1            75,000
HANOVER COMPRESSOR
  COMPANY COMMON STOCK             COM    410768105    466,000     25,000    SH         Shared-Defined     1            25,000
HUTCHINSON TECHNOLOGIES            COM    448407106    543,000     18,000    SH         Shared-Defined     1            18,000
INTERNATIONAL DISPLAYWORKS INC.    COM    459412102    111,000     17,000    SH         Shared-Defined     1            17,000
ISHARES RUSSELL 2000 INDEX FUND    ETF    464287655    76,000      1,000     SH         Shared-Defined     1            1,000
JPMORGAN CHASE & CO.               COM    46625H100   2,415,000    58,000    SH         Shared-Defined     1            58,000
PUT/JPM(JPMPH) @ 40
  EXP04/22/2006                    PUT    46625H100    20,000       600      SH    PUT  Shared-Defined     1             600
LIVEPERSON INC.                    COM    538146101    58,000      8,000     SH         Shared-Defined     1            8,000
MICROSOFT CORPORATION              COM    594918104    136,000     5,000     SH         Shared-Defined     1            5,000
MILLIPORE CORP.                    COM    601073109    438,000     6,000     SH         Shared-Defined     1            6,000
MITSUBISHI UFJ FINL GROUP, INC*.
  SPONSORED ADR CMN                COM    606822104    59,000      3,900     SH         Shared-Defined     1            3,900
MONSTER WORLDWIDE INC.             COM    611742107    573,000     11,500    SH         Shared-Defined     1            11,500
NIC INC.                           COM    62914B100    307,000     50,000    SH         Shared-Defined     1            50,000
NOKIA CORP. SPONSORED ADR          COM    654902204    414,000     20,000    SH         Shared-Defined     1            20,000
PUT/NOK(NAYPD)
  @ 20 EXP04/22/2006               PUT    654902204     8,000       200      SH    PUT  Shared-Defined     1             200
NOMURA HOLDINGS, INC.
  SPONSORED ADR                    COM    65535H208    119,000     5,350     SH         Shared-Defined     1            5,350
ORCHID CELLMARK INC.               COM    68573C107    20,000      3,500     SH         Shared-Defined     1            3,500
PEMCO AVIATION GROUP INC.          COM    706444106    187,000     10,865    SH         Shared-Defined     1            10,865
PFIZER INC.                        COM    717081103   2,492,000   100,000    SH         Shared-Defined     1           100,000
PINNACLE ENTMT INC.                COM    723456109    338,000     12,000    SH         Shared-Defined     1            12,000
POTASH CORP. OF SASKATCHEWAN       COM    73755L107    969,000     11,000    SH         Shared-Defined     1            11,000
QUALCOMM INC.                      COM    747525103    607,000     12,000    SH         Shared-Defined     1            12,000
RITE AID CORP.                     COM    767754104   1,200,000   300,000    SH         Shared-Defined     1           300,000
SLM CORPORATION                    COM    78442P106    260,000     5,000     SH         Shared-Defined     1            5,000
STANDARD & POORS DEP RCPTS SPDR    ETF    78462F103    130,000     1,000     SH         Shared-Defined     1            1,000
SAKS INCORPORATED                  COM    79377W108    97,000      5,000     SH         Shared-Defined     1            5,000
CHARLES SCHWAB CORPORATION         COM    808513105    396,000     23,000    SH         Shared-Defined     1            23,000
SEMICONDUCTOR HOLDERS TRUST
  DEPOSITORY RECEIPTS              ETF    816636203    54,000      1,500     SH         Shared-Defined     1            1,500
SONICWALL INC.                     COM    835470105     7,000      1,000     SH         Shared-Defined     1            1,000
SOUTHWEST AIRLINES CO.             COM    844741108    90,000      5,000     SH         Shared-Defined     1            5,000
TD AMERITRADE HOLDING CORP         COM    87236Y108    522,000     25,000    SH         Shared-Defined     1            25,000
TXU CORP                           COM    873168108    224,000     5,000     SH         Shared-Defined     1            5,000
TEKTRONIX INC.                     COM    879131100    464,000     13,000    SH         Shared-Defined     1            13,000
UNITED PARCEL SERVICE, INC.
  CLASS B                          COM    911312106   1,588,000    20,000    SH         Shared-Defined     1            20,000
PUT/UPS(UPSPO)
  @ 75 EXP04/22/2006               PUT    911312106     9,000       600      SH    PUT  Shared-Defined     1             600
UNITED TECHNOLOGIES CORP.          COM    913017109    290,000     5,000     SH         Shared-Defined     1            5,000
VALUEVISION MEDIA INC. CLASS A     COM    92047K107   1,598,000   125,000    SH         Shared-Defined     1           125,000
WEBMD HEALTH CORP.                 COM    94770V102   2,082,000    50,000    SH         Shared-Defined     1            50,000
XEROX CORP.                        COM    984121103   2,280,000   150,000    SH         Shared-Defined     1           150,000
PUT/XRX(XRXPC)
  @ 15 EXP04/22/2006               PUT    984121103     9,000       500      SH    PUT  Shared-Defined     1             500
AMDOCS LIMITED ORDINARY SHARES     COM    G02602103   1,082,000    30,000    SH         Shared-Defined     1            30,000
PUT/DOX(DOXPF)
  @ 30 EXP04/22/2006               PUT    G02602103     2,000       150      SH    PUT  Shared-Defined     1             150
PUT/DOX(DOXPG) @ 35
  EXP04/22/2006                    PUT    G02602103    11,000       300      SH    PUT  Shared-Defined     1             300